Debt Obligations (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Debt Instrument [Line Items]
Outstanding principal balance	$ 1,847,983	$ 1,817,786	$ 1,060,690
Assumed market debt adjustments, net	4,517	5,254	4,490
Deferred financing costs, net	(14,028)	(16,042)	(9,024)
Total	1,838,472	1,806,998	1,056,156
Gross borrowings	65,000
Accumulated amortization, assumed debt adjustment	4,200	3,700	6,100
Accumulated amortization, deferred finance costs	$ 7,000	$ 5,400	$ 3,900
Weighted-average interest rate on debt		3.40%	3.00%		3.50%
Secured term loan 2027 [Member]
Debt Instrument [Line Items]
Interest rate	3.52%
Outstanding principal balance	$ 195,000	$ 195,000
Secured term loan 2026
Debt Instrument [Line Items]
Interest rate	3.55%
Outstanding principal balance	$ 175,000	175,000
Mortgages and Other
Debt Instrument [Line Items]
Outstanding principal balance	$ 226,415	$ 246,217	$ 228,721
Mortgages and Other | Minimum
Debt Instrument [Line Items]
Interest rate	3.75%	3.75%
Mortgages and Other | Maximum
Debt Instrument [Line Items]
Interest rate	7.91%	7.91%
Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate		2.89%
Line of credit variable rate base	LIBOR
LIne of credit - interest spread	1.40%
Outstanding principal balance	$ 46,568	$ 61,569	176,969
Gross borrowings	151,000	437,000	590,800	$ 297,800
Gross payments	166,000	552,400	554,800	$ 448,500
Borrowing capacity, amount	500,000	500,000	500,000
Term Loans
Debt Instrument [Line Items]
Outstanding principal balance	$ 1,205,000	$ 1,140,000	655,000
Term Loans | Minimum
Debt Instrument [Line Items]
Interest rate	2.51%	2.46%
Term Loans | Maximum
Debt Instrument [Line Items]
Interest rate	3.93%	3.93%
Secured term loan 2026
Debt Instrument [Line Items]
Interest rate		3.55%
Outstanding principal balance		$ 175,000	$ 0
Term Loan Due 2019
Debt Instrument [Line Items]
Outstanding principal balance	$ 100,000	$ 100,000
Term Loan Due 2020
Debt Instrument [Line Items]
Outstanding principal balance	$ 175,000